Debt (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2013 M	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2016	Dec. 31, 2015
Debt (Textuals) [Abstract]
Date, interest rate automatically extended, Convertible subordinated notes	Sep. 01, 2066
Principal outstanding of Subordinated Debentures	$ 750,000,000	$ 750,000,000	$ 750,000,000
Interest rate of convertible subordinated debt LIBOR rate plus an annual percentage after year five following the balance sheet date	3-month LIBOR + 2.23%
Convertible Subordinated Debentures Redeemable Percentage Of Principal	100.00%
Percentage of Tangible Common Equity To Total Adjusted Assets	less than 4 percent
Number of months prior to trigger determination date decline in tangible common equity	18
Percentage of Decline in Tangible Common Equity	10.00%
Total bank lines of credit of the company	7,000,000,000	7,700,000,000
Unutilized total credit lines	3,000,000,000	3,000,000,000
Line of credit facility expiration amount				2,200,000,000	4,800,000,000
Fees to maintain credit lines	44,900,000,000	46,700,000,000
Line of credit facility financial covenants combined earnings and fixed charges to fixed charges ratio required	0.0125
Total Interest Paid	2,000,000,000	2,200,000,000	2,400,000,000
American Express Charge Trust II [Member]
Debt Instrument [Line Items]
Face amount of eligible notes issued	3,000,000,000
Face amount of eligible notes draw downs	3,000,000,000
Specified date face amount of eligible notes issued	Jul. 15, 2016
American Express Lending Trust [Member]
Debt Instrument [Line Items]
Face amount of eligible notes issued	$ 2,000,000,000
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%